LONG-TERM DEBT - Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LONG-TERM DEBT
Credit Facility fees	$ 6,731	$ 6,167
Amortization of credit and term loan financing and note issuance costs	4,490	3,845
Debt extinguishment costs	8,245
Accretion expense on reclamation provisions	38,237	33,815
Interest on lease obligations and other interest expense (income)	5,552	(3,566)
Interest capitalized to assets under construction	(4,180)	(2,814)
Total finance costs	$ 91,145	$ 126,738
Capitalization rate (as a percent)	1.35%	1.41%
Notes
LONG-TERM DEBT
Interest expense	$ 32,070	$ 53,229
Term Loan Facility.
LONG-TERM DEBT
Interest expense		32,712
Credit Facilities
LONG-TERM DEBT
Interest expense		$ 3,350